Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.33%
Aerospace & Defense–1.44%
Lockheed Martin Corp.	438,298	$141,053,062
Air Freight & Logistics–1.69%
C.H. Robinson Worldwide, Inc.	195,237	16,704,478
United Parcel Service, Inc., Class B	960,486	148,875,330
		165,579,808
Application Software–1.00%
Workday, Inc., Class A(b)	431,457	98,169,411
Automobile Manufacturers–1.18%
General Motors Co.	2,283,243	115,714,755
Automotive Retail–1.70%
CarMax, Inc.(b)	772,040	90,930,871
O’Reilly Automotive, Inc.(b)	178,810	76,078,291
		167,009,162
Biotechnology–0.42%
Neurocrine Biosciences, Inc.(b)	372,909	40,926,763
Cable & Satellite–1.11%
Comcast Corp., Class A	2,207,196	109,410,706
Commodity Chemicals–0.45%
Valvoline, Inc.	1,868,438	44,356,718
Communications Equipment–1.28%
Motorola Solutions, Inc.	750,974	125,825,694
Construction Machinery & Heavy Trucks–0.80%
Caterpillar, Inc.	430,026	78,625,954
Construction Materials–0.82%
Vulcan Materials Co.	538,688	80,339,928
Consumer Finance–1.99%
Capital One Financial Corp.	1,875,008	195,488,334
Data Processing & Outsourced Services–3.04%
Fiserv, Inc.(b)	1,403,904	144,166,902
Mastercard, Inc., Class A	488,940	154,646,832
		298,813,734
Distillers & Vintners–1.42%
Constellation Brands, Inc., Class A	661,380	139,504,883
Diversified Banks–3.47%
JPMorgan Chase & Co.	2,648,127	340,734,501
Electric Utilities–1.28%
Duke Energy Corp.	582,714	54,775,116
FirstEnergy Corp.	2,290,700	70,461,932
		125,237,048
Electrical Components & Equipment–0.85%
Hubbell, Inc.	155,493	24,194,711
Rockwell Automation, Inc.	239,397	59,497,336
		83,692,047
Shares		Value
Environmental & Facilities Services–0.92%
Waste Connections, Inc.	919,875	$90,616,886
Financial Exchanges & Data–1.66%
Intercontinental Exchange, Inc.	1,475,205	162,788,872
Food Distributors–0.99%
Sysco Corp.	1,356,070	96,972,566
General Merchandise Stores–1.22%
Target Corp.	660,283	119,623,471
Health Care Facilities–2.34%
HCA Healthcare, Inc.	1,414,796	229,876,054
Health Care Services–1.33%
CVS Health Corp.	1,816,222	130,132,306
Health Care Supplies–0.46%
Alcon, Inc. (Switzerland)(b)	628,148	45,044,493
Home Improvement Retail–2.00%
Home Depot, Inc. (The)	725,825	196,567,927
Homebuilding–0.84%
D.R. Horton, Inc.	1,079,619	82,914,739
Hotels, Resorts & Cruise Lines–0.32%
Airbnb, Inc., Class A(b)	168,744	30,986,461
Household Products–2.51%
Procter & Gamble Co. (The)	1,610,812	206,522,206
Reckitt Benckiser Group PLC (United Kingdom)	466,598	39,625,740
		246,147,946
Industrial Conglomerates–1.04%
Honeywell International, Inc.	522,022	101,987,438
Industrial Machinery–0.92%
Otis Worldwide Corp.	1,391,591	89,966,358
Industrial REITs–2.56%
Prologis, Inc.	2,433,556	251,142,979
Integrated Telecommunication Services–1.99%
Verizon Communications, Inc.	3,564,679	195,166,175
Interactive Home Entertainment–1.00%
Zynga, Inc., Class A(b)	9,858,254	97,695,297
Interactive Media & Services–3.66%
Facebook, Inc., Class A(b)	1,238,956	320,059,503
Snap, Inc., Class A(b)	743,453	39,358,402
		359,417,905
Internet & Direct Marketing Retail–7.52%
Amazon.com, Inc.(b)	191,099	612,701,614
Booking Holdings, Inc.(b)	64,770	125,934,254
		738,635,868

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Internet Services & Infrastructure–0.15%
Snowflake, Inc., Class A(b)	55,443	$15,105,445
IT Consulting & Other Services–2.17%
Accenture PLC, Class A	610,119	147,599,988
Amdocs Ltd.	926,374	65,420,532
		213,020,520
Life Sciences Tools & Services–2.48%
Avantor, Inc.(b)	1,782,195	52,556,930
Thermo Fisher Scientific, Inc.	373,781	190,516,176
		243,073,106
Managed Health Care–3.29%
UnitedHealth Group, Inc.	966,719	322,478,124
Movies & Entertainment–0.41%
Live Nation Entertainment, Inc.(b)	345,099	22,931,829
Warner Music Group Corp., Class A	488,948	17,157,185
		40,089,014
Oil & Gas Exploration & Production–0.49%
Cabot Oil & Gas Corp.	2,639,975	48,390,742
Oil & Gas Refining & Marketing–0.62%
Valero Energy Corp.	1,082,681	61,095,689
Oil & Gas Storage & Transportation–1.23%
Magellan Midstream Partners L.P.	2,715,617	120,736,332
Other Diversified Financial Services–1.86%
Equitable Holdings, Inc.	7,377,680	182,818,911
Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	1,410,189	11,536,355
Mondelez International, Inc., Class A	2,046,188	113,440,663
		124,977,018
Pharmaceuticals–5.43%
AstraZeneca PLC, ADR (United Kingdom)(c)	4,030,605	203,948,613
Eli Lilly and Co.	845,278	175,792,466
Merck & Co., Inc.	1,983,904	152,899,481
		532,640,560
Property & Casualty Insurance–1.70%
Progressive Corp. (The)	1,916,093	167,064,149
Railroads–1.54%
Union Pacific Corp.	765,911	151,244,445
Shares		Value
Semiconductor Equipment–2.72%
Applied Materials, Inc.	2,761,975	$267,027,743
Semiconductors–5.36%
QUALCOMM, Inc.	2,199,836	343,790,370
Texas Instruments, Inc.	1,100,060	182,268,942
		526,059,312
Systems Software–8.33%
Microsoft Corp.	3,524,833	817,620,263
Technology Hardware, Storage & Peripherals–1.86%
Apple, Inc.	1,386,828	183,005,823
Thrifts & Mortgage Finance–1.20%
Rocket Cos., Inc., Class A(b)	5,533,008	118,185,051
Total Common Stocks & Other Equity Interests (Cost $6,718,823,863)		9,750,798,496
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	21,547,820	21,547,820
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	15,131,228	15,137,280
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	24,626,080	24,626,080
Total Money Market Funds (Cost $61,311,180)		61,311,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $6,780,135,043)		9,812,109,676
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,473,222	6,473,222
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,916,467	9,920,434
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,393,656)		16,393,656
TOTAL INVESTMENTS IN SECURITIES–100.12% (Cost $6,796,528,699)		9,828,503,332
OTHER ASSETS LESS LIABILITIES—(0.12)%		(12,268,659)
NET ASSETS–100.00%		$9,816,234,673
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,179,194	$124,652,814	$(119,284,188)	$-	$-	$21,547,820	$486
Invesco Liquid Assets Portfolio, Institutional Class	6,348,183	89,037,725	(80,249,110)	635	(153)	15,137,280	1,236
Invesco Treasury Portfolio, Institutional Class	18,490,508	142,460,359	(136,324,787)	-	-	24,626,080	418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,425,342	55,492,427	(88,444,547)	-	-	6,473,222	1,221*
Invesco Private Prime Fund	59,138,012	73,222,349	(122,439,927)	-	-	9,920,434	7,136*
Total	$139,581,239	$484,865,674	$(546,742,559)	$635	$(153)	$77,704,836	$10,497

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,699,636,401	$51,162,095	$—	$9,750,798,496
Money Market Funds	61,311,180	16,393,656	—	77,704,836
Total Investments	$9,760,947,581	$67,555,751	$—	$9,828,503,332
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Main Street Fund®